Schedule of contract balances (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Revenue from Contract with Customer [Abstract]
Deferred revenue-current	$ 111,630	$ 1,357,236
Deferred revenue-non-current		3,430
Total	111,630	1,360,666
Revenue recognized from deferred revenue balance	$ 1,357,236	$ 6,825,412